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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02864


                      	Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer Bond Fund
            SCHEDULE OF INVESTMENTS  3/31/06 (unaudited)

Principal
Amount
USD ($)                                                               Value
            ASSET BACKED SECURITIES - 1.2 %
            Transportation - 0.2 %
            Airlines - 0.2 %
1,381,858   Southwest Airlines Co., 7.67%, 1/2/14                 $   1,414,773
            Total Transportation                                  $   1,414,773
            Diversified Financials - 0.6 %
            Other Diversified Finance Services - 0.6 %
2,475,955   Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)     $   2,425,123
1,642,100   PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A   1,609,258
1,217,984   Power Receivables Finance, 6.29%, 1/1/12 (144A)           1,222,893
                                                                  $   5,257,274
            Specialized Finance - 0.0 %
  90,000    MBNA Credit Card Master Note, Floating Rate Note, 12/1$      90,014
            Total Diversified Financials                          $   5,347,288
            Utilities - 0.5 %
            Electric Utilities - 0.4 %
 980,100    Empresa Electric, 8.625%, 4/30/13 (144A)                  1,064,692
1,755,467   FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)       1,787,311
 609,700    FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)       $     609,700
 458,146    Tenaska Alabama, 7.0%, 6/30/21 (144A)                       463,376
                                                                  $   3,925,079
            Total Utilities                                       $   3,925,079
            Total Asset Backed Securities
            (Cost   $10,729,070)                                  $  10,687,140
            COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3 %
            Diversified Financials - 0.2 %
            Other Diversified Finance Services - 0.2 %
 525,000    Tower 2004-2A F, 6.376%, 12/15/14                     $     516,787
1,150,000   Tower 2006-1F, 7.036%, 2/15/36 (144A)                     1,162,354
            Total Diversified Financials                          $   1,679,141
            Total Collateralized Mortgage Obligations
            (Cost   $1,675,000)                                   $   1,679,141
            CORPORATE BONDS - 27.9 %
            Energy - 1.1 %
            Integrated Oil & Gas - 0.7 %
  45,000    Petro-Canada, 4.0%, 7/15/13                           $      40,611
2,000,000   Phillips Pete Co., 6.375%, 3/30/09                        2,061,978
4,000,000   Texaco Capital Inc., 7.09%, 2/1/07                        4,050,280
  25,000    USX Corp., 6.85%, 3/1/08                                     25,695
                                                                  $   6,178,564
            Oil & Gas Equipment And Services - 0.1 %
 875,000    Holly Energy Partners LP, 6.25%, 3/1/15               $     826,875
            Oil & Gas Exploration & Production - 0.3 %
2,000,000   Gazprom International SA., 7.201%, 2/1/20 (144A)      $   2,093,000
  75,000    Pemex Project Funding Master, 9.125%, 10/13/10               84,375
                                                                  $   2,177,375
            Oil & Gas Refining & Marketing - 0.0 %
 320,000    Boardwalk Pipelines LLC, 5.5%, 2/1/17                 $     308,600
            Oil & Gas Storage & Transportation - 0.0 %
  65,000    Kinder Morgan Energy Partners, 6.75%, 3/15/11         $      67,959
            Total Energy                                          $   9,559,373
            Materials - 1.4 %
            Aluminum - 0.7 %
4,000,000   Alcoa, Inc., 7.375%, 8/1/10                           $   4,286,188
1,700,000   Novelis Inc., 7.25%, 02/15/15 (Reg S)                     1,632,000
                                                                  $   5,918,188
            Commodity Chemicals - 0.2 %
 625,000    Invista, 9.25%, 5/1/12 (144A)                         $     668,750
1,500,000   Nova Chemicals, Ltd., 6.5%, 1/15/12                       1,395,000
                                                                  $   2,063,750
            Construction Materials - 0.2 %
2,000,000   Vulcan Materials Co., 6.0%, 4/1/09                    $   2,045,818
            Fertilizers & Agricultural Chemicals - 0.0 %
  45,000    Potash Corp., Saskatchewan, 4.875%, 3/1/13            $      42,799
            Paper Packaging - 0.1 %
 703,000    Abitibi-Consolidated, Inc., 6.95%, 12/15/06           $     707,394
            Paper Products - 0.2 %
1,300,000   Bowater Canada Finance, 7.95%, 11/15/11               $   1,296,750
            Total Materials                                       $  12,074,699
            Capital Goods - 3.8 %
            Aerospace & Defense - 0.5 %
  40,000    Boeing Co., 5.125%, 2/15/13                           $      39,309
2,000,000   Honeywell Inc., 7.0%, 3/15/07                             2,026,712
2,145,000   McDonnell Douglas Corp., 6.875%, 11/1/06                  2,161,969
                                                                  $   4,227,990
            Construction & Farm Machinery & Heavy Trucks - 1.4 %
2,100,000   Caterpillar Financial Services, 2.5%, 10/3/06         $   2,072,139
2,300,000   Caterpillar Financial Services, 3.10%, 5/15/07            2,247,749
1,000,000   Caterpillar Inc., 6.55%, 5/1/11                           1,050,342
6,000,000   Deere & Co., 7.0%, 3/15/12                                6,433,482
                                                                  $  11,803,712
            Electrical Component & Equipment - 0.2 %
1,545,000   Orcal Geothermal, 6.21%, 12/30/20 (144A)              $   1,523,154
            Industrial Conglomerates - 1.4 %
12,000,000  GE Electric Co., 5.0%, 2/1/13                         $  11,672,412
            Trading Companies & Distributors - 0.3 %
2,350,000   Glencore Funding LLC, 6.0%, 4/15/14 (144A)            $   2,237,193
 950,000    Noble Group, Ltd., 6.625%, 3/17/15 (144A)                   839,756
                                                                  $   3,076,949
            Total Capital Goods                                   $  32,304,217
            Automobiles & Components - 0.0 %
            Automobile Manufacturers - 0.0 %
 130,000    Ford Motor Co., 7.25%, 10/1/08                        $     117,975
            Total Automobiles & Components                        $     117,975
            Consumer Durables & Apparel - 0.2 %
            Home Furnishings - 0.2 %
1,820,000   Mohawk Industries Inc., 6.125%, 1/15/16               $   1,802,031
            Total Consumer Durables & Apparel                     $   1,802,031
            Media - 0.6 %
            Broadcasting & Cable Television - 0.0 %
 135,000    Comcast Corp., 5.3%, 1/15/14                          $     128,361
            Media - 0.6 %
5,000,000   Comcast Cable Corp., 6.75%, 1/30/11                   $   5,197,540
            Total Media                                           $   5,325,901
            Retailing - 0.5 %
            Department Stores - 0.1 %
1,000,000   May Department Store Co., 7.9%, 10/15/07              $   1,029,679
  25,000    Nordstrom, Inc., 5.625%, 1/15/09                             25,122
                                                                  $   1,054,801
            General Merchandise Stores - 0.4 %
3,500,000   Target Corp., 5.875%, 3/1/12                          $   3,585,113
            Total Retailing                                       $   4,639,914
            Food & Drug Retailing - 0.5 %
            Hypermarkets & Supercenters - 0.5 %
4,500,000   Wal Mart Stores Inc., 5.45%, 8/1/06                   $   4,505,706
            Total Food & Drug Retailing                           $   4,505,706
            Food Beverage & Tobacco - 1.3 %
            Brewers - 0.0 %
  55,000    Miller Brewing Co., 5.5%, 8/15/13 (144A)              $      54,224
            Packaged Foods & Meats - 0.6 %
5,055,000   Unilever Capital Corp., 7.125%, 11/1/10               $   5,379,258
            Soft Drinks - 0.7 %
5,500,000   Bottling Group LLC 2.45%, 10/16/06                    $   5,417,297
  55,000    Bottling Group LLC, 5.0%, 11/15/13                           53,326
                                                                  $   5,470,623
            Total Food Beverage & Tobacco                         $  10,904,105
            Household & Personal Products - 0.2 %
            Household Products - 0.2 %
1,700,000   Kimberly Clark Corp., 7.1%, 8/1/07                    $   1,740,707
            Total Household & Personal Products                   $   1,740,707
            Health Care Equipment & Services - 0.5 %
            Health Care Facilities - 0.3 %
2,735,000   HCA, Inc., 6.3%, 10/1/12                              $   2,669,478
            Health Care Supplies - 0.2 %
1,874,000   Bausch & Lomb, 7.125%, 8/1/28                         $   1,921,408
            Total Health Care Equipment & Services                $   4,590,886
            Pharmaceuticals & Biotechnology - 0.1 %
            Pharmaceuticals - 0.1 %
1,000,000   Glaxosmithline Capital PLC, 2.375%, 4/16/07           $     970,016
            Total Pharmaceuticals & Biotechnology                 $     970,016
            Banks - 1.8 %
            Diversified Banks - 0.4 %
1,100,000   Nationsbank Corp., 7.75%, 8/15/15                     $   1,261,950
  45,000    US Bancorp, 3.125%, 3/15/08                                  43,268
2,000,000   US Bank, 3.75%, 2/6/09                                    1,919,392
                                                                  $   3,224,610
            Regional Banks - 1.4 %
4,500,000   Branch Banking & Trust Co., 4.875%, 1/15/13           $   4,350,308
1,000,000   Fifth Third FTB, 2.7%, 1/30/07                              977,976
3,000,000   Province of British Columbia, 4.625%, 10/3/06             2,993,601
 500,000    Suntrust Bank Atlanta, 6.375%, 4/1/11                       519,288
3,159,000   Suntrust Banks Inc., 7.375%, 7/1/06                       3,174,457
                                                                  $  12,015,630
            Total Banks                                           $  15,240,240
            Diversified Financials - 2.8 %
            Asset Management & Custody Banks - 1.8 %
2,000,000   Bank of New York, 4.95%, 3/15/15                      $   1,917,886
2,000,000   Mellon Financial Co., 6.4%, 5/14/11                       2,082,360
6,000,000   Northern Trust Co., 7.1%, 8/1/09                          6,334,566
5,000,000   State Street Corp., 7.65%, 6/15/10                        5,400,285
                                                                  $  15,735,097
            Consumer Finance - 0.5 %
2,055,000   Ford Motor Credit Co., 5.7%, 1/15/10                      1,823,654
2,340,000   SLM Corp., Floating Rate Note, 7/25/14                $   2,170,303
                                                                  $   3,993,957
            Investment Banking & Brokerage - 0.1 %
1,275,000   E*Trade Financial Corp., 8.0%, 6/15/11                $   1,324,406
            Other Diversified Finance Services - 0.3 %
1,000,000   Bank One Texas National, 6.25%, 2/15/08               $   1,014,911
1,500,000   Bombardier Capital, Inc., 7.09%, 3/30/07                  1,502,813
                                                                  $   2,517,724
            Total Diversified Financials                          $  23,571,184
            Insurance - 6.2 %
            Life & Health Insurance - 1.9 %
  90,000    Lincoln National Corp., 5.25%, 6/15/07                $      89,613
1,000,000   Metlife, 6.125%, 12/1/11                                  1,031,519
2,830,000   Presidential Life Corp., 7.875%, 2/15/09                  2,830,000
3,500,000   Protective Life, 4.0%, 10/7/09                            3,366,559
2,850,000   Provident Co., Inc., 7.0%, 7/15/18                        2,888,951
6,000,000   Prudential Funding LLC, 6.6%, 5/15/08                     6,144,696
                                                                  $  16,351,338
            Multi-Line Insurance - 1.3 %
5,000,000   Asif Global Financial XVIII, 3.85%, 11/26/07 (144A)   $   4,887,895
4,450,000   Hanover Insurance Group, 7.625%, 10/15/25                 4,496,360
1,950,000   Loew Corp., 5.25%, 3/15/16                                1,859,822
                                                                  $  11,244,077
            Property & Casualty Insurance - 2.1 %
3,000,000   Berkshire Hathway, Inc., 3.375%, 10/15/08             $   2,873,229
1,000,000   Chubb Corp., 6.0%, 11/15/11                               1,019,746
2,965,000   Kingsway America, Inc., 7.5%, 2/1/14                      2,986,870
1,410,000   Ohio Casualty Corp., 7.3%, 6/15/14                        1,469,698
9,125,000   St. Paul Travelers, 5.75%, 3/15/07                        9,110,637
                                                                  $  17,460,180
            Reinsurance - 0.9 %
2,000,000   Odyssey Re Holdings, 7.65%, 11/1/13                   $   2,005,968
5,700,000   Platinum Underwriters HD, 7.50%, 6/1/17                   5,720,497
                                                                  $   7,726,465
            Total Insurance                                       $  52,782,060
            Real Estate - 1.8 %
            Real Estate Management & Development - 0.3 %
2,200,000   Forest City Enterprises, 7.625%, 6/1/15               $   2,321,000
            Real Estate Investment Trusts - 1.5 %
1,100,000   Colonial Reality LP, 6.15%, 4/15/13                   $   1,104,117
 890,000    Crescent Real Estate, 7.5%, 9/15/07                         902,238
 860,000    Health Care, Inc., 6.0%, 11/15/13                           844,331
3,575,000   Health Care, Inc., 6.2%, 6/1/16                           3,552,424
 935,000    Health Care, Inc., 8.0%, 9/12/12                          1,019,215
 775,000    Hospitality Properties Trust, 5.125%, 2/15/15               722,658
1,724,000   Host Marriott LP, 6.375%, 3/15/15                         1,695,985
1,815,000   Trustreet Properties Inc., 7.5%, 4/1/15                   1,819,538
 985,000    Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)        1,012,088
                                                                  $  12,672,594
            Total Real Estate                                     $  14,993,594
            Software & Services - 0.8 %
            Data Processing & Outsourced Services - 0.8 %
7,000,000   First Data Corp., 4.7%, 11/01/06                      $   6,979,399
            Total Software & Services                             $   6,979,399
            Technology Hardware & Equipment - 1.1 %
            Communications Equipment - 0.3 %
2,395,000   Corning, Inc., 5.9%, 3/15/14                          $   2,365,024
            Computer Hardware - 0.8 %
5,000,000   International Business Machines Corp., 5.375%, 2/1/09 $   5,024,905
2,000,000   NCR Corp., 7.125%, 6/15/09                                2,061,064
                                                                  $   7,085,969
            Total Technology Hardware & Equipment                 $   9,450,993
            Semiconductors - 0.3 %
            Semiconductors - 0.3 %
2,195,000   Chartered Semiconductor, 6.375%, 8/3/15               $   2,163,445
            Total Semiconductors                                  $   2,163,445
            Telecommunication Services - 0.3 %
            Integrated Telecom Services - 0.3 %
 300,000    AT&T Corp., 7.75%, 3/1/07                             $     306,270
1,500,000   GTE California Inc., 6.7%, 9/1/09                         1,541,724
1,000,000   GTE California, Inc., 7.65%, 3/15/07                      1,019,974
                                                                  $   2,867,968
            Total Telecommunication Services                      $   2,867,968
            Utilities - 2.5 %
            Electric Utilities - 1.1 %
1,700,000   Alabama Power Co., 7.125%, 10/1/07                    $   1,742,719
 719,624    Crocket Cogeneration, 5.869%, 3/30/25 (144A)                691,227
2,050,000   Entergy Gulf States, 5.7%, 6/1/15                         1,964,999
3,000,000   Georgia Power Co., 4.0%, 1/15/11                          2,814,645
1,555,000   Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)          1,503,032
1,000,000   MSW Energy Holdings, 7.375%, 9/1/10                       1,030,000
                                                                  $   9,746,622
            Independent Power Producer & Energy Traders - 0.9 %
3,100,000   Baltimore Gas & Electric Co., 7.5%, 1/15/07           $   3,148,655
5,000,000   Duke Energy Corp., 6.25%, 1/15/12                         5,152,555
                                                                  $   8,301,210
            Multi-Utilities - 0.4 %
3,500,000   Wisconsin Electric Power Co., 6.625%, 11/15/06        $   3,527,349
            Total Utilities                                       $  21,575,181
            Total Corporate Bonds
            (Cost   $237,743,060)                                 $ 238,159,594
            US GOVERNMENT AND AGENCY OBLIGATIONS - 67.0%
2,000,000   Federal Farm Credit Bank, Floating Rate Note, 1/3/07  $   2,000,066
  65,000    Federal Home Loan Bank, 3.875%, 6/14/13                      59,931
 195,000    Federal Home Loan Bank, 6.0%, 4/15/32                       197,966
9,632,431   Federal Home Loan Bank, 6.1%, 9/15/18                     9,633,913
5,808,969   Federal Home Loan Mortgage Corp., 4.5%, 10/1/20           5,546,126
14,609,786  Federal Home Loan Mortgage Corp., 4.5%, 10/1/20          13,948,726
9,878,552   Federal Home Loan Mortgage Corp., 4.5%, 10/1/35           9,112,521
10,917,733  Federal Home Loan Mortgage Corp., 4.5%, 10/1/35          10,071,120
 427,056    Federal Home Loan Mortgage Corp., 4.5%, 11/1/18             408,466
5,827,940   Federal Home Loan Mortgage Corp., 4.5%, 11/1/20           5,564,239
 796,025    Federal Home Loan Mortgage Corp., 4.5%, 11/1/35             734,297
2,718,765   Federal Home Loan Mortgage Corp., 4.5%, 3/1/20            2,595,748
 701,825    Federal Home Loan Mortgage Corp., 4.5%, 4/1/35              648,857
3,218,901   Federal Home Loan Mortgage Corp., 4.5%, 5/1/20            3,073,253
4,975,762   Federal Home Loan Mortgage Corp., 4.5%, 8/1/20            4,753,003
5,875,173   Federal Home Loan Mortgage Corp., 4.5%, 9/1/35            5,419,583
 198,839    Federal Home Loan Mortgage Corp., 4.5%, 9/1/35              183,421
8,714,888   Federal Home Loan Mortgage Corp., 5.0%, 10/1/20           8,496,041
2,910,637   Federal Home Loan Mortgage Corp., 5.0%, 6/1/35            2,770,062
 671,022    Federal Home Loan Mortgage Corp., 5.0%, 7/1/35              638,613
1,581,394   Federal Home Loan Mortgage Corp., 5.5%, 11/1/34           1,546,370
1,807,061   Federal Home Loan Mortgage Corp., 5.5%, 11/1/34           1,768,214
4,950,157   Federal Home Loan Mortgage Corp., 5.5%, 11/1/35           4,834,645
1,873,848   Federal Home Loan Mortgage Corp., 5.5%, 12/1/18           1,869,319
4,871,239   Federal Home Loan Mortgage Corp., 5.5%, 8/1/35            4,757,569
2,366,609   Federal Home Loan Mortgage Corp., 5.5%, 9/1/33            2,315,245
  73,899    Federal Home Loan Mortgage Corp., 6.0% 3/1/33                73,985
 279,353    Federal Home Loan Mortgage Corp., 6.0%, 1/1/33              279,676
 291,225    Federal Home Loan Mortgage Corp., 6.0%, 1/1/34              291,562
 697,033    Federal Home Loan Mortgage Corp., 6.0%, 1/1/34              697,885
1,178,609   Federal Home Loan Mortgage Corp., 6.0%, 12/1/33           1,179,972
 251,663    Federal Home Loan Mortgage Corp., 6.0%, 12/1/33             252,682
 298,479    Federal Home Loan Mortgage Corp., 6.0%, 12/1/33             298,824
 674,985    Federal Home Loan Mortgage Corp., 6.0%, 2/1/33              676,309
 527,819    Federal Home Loan Mortgage Corp., 6.0%, 3/1/33              528,643
1,963,544   Federal Home Loan Mortgage Corp., 6.0%, 3/1/33            1,966,612
1,122,022   Federal Home Loan Mortgage Corp., 6.0%, 4/1/35            1,122,756
 440,362    Federal Home Loan Mortgage Corp., 6.0%, 5/1/17              445,741
4,623,288   Federal Home Loan Mortgage Corp., 6.0%, 5/1/34            4,628,940
 824,975    Federal Home Loan Mortgage Corp., 6.0%, 5/1/34              825,984
2,996,084   Federal Home Loan Mortgage Corp., 6.0%, 6/1/35            2,998,041
1,216,186   Federal Home Loan Mortgage Corp., 6.0%, 6/1/35            1,216,980
1,987,381   Federal Home Loan Mortgage Corp., 6.0%, 8/1/34            1,989,811
1,492,739   Federal Home Loan Mortgage Corp., 6.0%, 9/1/33            1,494,464
  53,968    Federal Home Loan Mortgage Corp., 6.5%,  1/1/29              55,278
 560,955    Federal Home Loan Mortgage Corp., 6.5%, 10/1/33             574,738
 359,707    Federal Home Loan Mortgage Corp., 6.5%, 10/1/33             368,911
 129,871    Federal Home Loan Mortgage Corp., 6.5%, 11/1/33             133,057
3,213,526   Federal Home Loan Mortgage Corp., 6.5%, 3/1/13            3,262,826
 131,306    Federal Home Loan Mortgage Corp., 6.5%, 7/1/32              134,135
  10,003    Federal Home Loan Mortgage Corp., 7.0%, 12/1/30              10,302
   5,453    Federal Home Loan Mortgage Corp., 8.0%, 4/1/08                5,538
   2,898    Federal Home Loan Mortgage Corp., 8.0%, 9/15/06               2,896
3,702,052   Federal National Mortgage Association, 4.5%, 10/1/35      3,416,095
3,503,234   Federal National Mortgage Association, 4.5%, 10/1/35      3,232,634
6,358,450   Federal National Mortgage Association, 4.5%, 11/1/20      6,082,323
8,852,235   Federal National Mortgage Association, 4.5%, 4/1/19       8,471,944
 197,491    Federal National Mortgage Association, 4.816%, 12/1/12      190,785
3,131,164   Federal National Mortgage Association, 5.0%, 10/1/20      3,053,943
 250,691    Federal National Mortgage Association, 5.0%, 12/1/17        245,085
 622,540    Federal National Mortgage Association, 5.0%, 2/1/20         607,187
 171,793    Federal National Mortgage Association, 5.0%, 3/1/33         164,012
 128,510    Federal National Mortgage Association, 5.0%, 5/1/34         122,561
 140,000    Federal National Mortgage Association, 5.24%, 8/7/18        135,573
8,321,475   Federal National Mortgage Association, 5.5%, 12/1/17      8,279,433
1,138,761   Federal National Mortgage Association, 5.5%, 12/1/18      1,132,692
 228,332    Federal National Mortgage Association, 5.5%, 2/1/18         227,311
1,748,614   Federal National Mortgage Association, 5.5%, 3/1/25       1,720,474
 867,657    Federal National Mortgage Association, 5.5%, 4/1/19         863,273
17,000,000  Federal National Mortgage Association, 5.5%, 4/1/36      16,590,946
  86,752    Federal National Mortgage Association, 5.5%, 7/1/23          85,504
2,210,185   Federal National Mortgage Association, 5.5%, 7/1/33       2,161,714
 205,979    Federal National Mortgage Association, 5.5%, 9/1/17         204,938
3,442,199   Federal National Mortgage Association, 5.5%, 9/1/19       3,422,479
 897,665    Federal National Mortgage Association, 6.0% 2/1/33          898,507
   7,879    Federal National Mortgage Association, 6.0%, 1/1/29           7,898
  10,990    Federal National Mortgage Association, 6.0%, 1/1/29          11,249
 829,595    Federal National Mortgage Association, 6.0%, 10/1/32        830,373
 235,692    Federal National Mortgage Association, 6.0%, 11/1/32        235,913
  87,495    Federal National Mortgage Association, 6.0%, 2/1/32          87,617
  72,444    Federal National Mortgage Association, 6.0%, 3/1/33          72,483
2,283,206   Federal National Mortgage Association, 6.0%, 4/1/33       2,284,428
2,896,990   Federal National Mortgage Association, 6.0%, 4/1/35       2,898,540
 448,179    Federal National Mortgage Association, 6.0%, 6/1/16         454,449
1,937,712   Federal National Mortgage Association, 6.0%, 7/1/33       1,938,749
2,039,114   Federal National Mortgage Association, 6.0%, 7/1/33       2,040,206
  61,016    Federal National Mortgage Association, 6.0%, 8/1/32          61,073
1,724,431   Federal National Mortgage Association, 6.0%, 8/1/34       1,724,431
  14,661    Federal National Mortgage Association, 6.0%, 9/1/29          14,698
1,036,059   Federal National Mortgage Association, 6.0%, 9/1/34       1,036,495
9,155,397   Federal National Mortgage Association, 6.0%, 7/1/35       9,159,251
  89,996    Federal National Mortgage Association, 6.5%, 10/1/31         92,076
  45,127    Federal National Mortgage Association, 6.5%, 10/1/31         46,169
 256,849    Federal National Mortgage Association, 6.5%, 10/1/32        262,605
  91,921    Federal National Mortgage Association, 6.5%, 2/1/32          94,045
 167,890    Federal National Mortgage Association, 6.5%, 2/1/32         171,653
 294,166    Federal National Mortgage Association, 6.5%, 3/1/32         300,758
  17,739    Federal National Mortgage Association, 6.5%, 4/1/31          18,149
 112,557    Federal National Mortgage Association, 6.5%, 5/1/31         115,158
 195,734    Federal National Mortgage Association, 6.5%, 6/1/31         200,244
  73,800    Federal National Mortgage Association, 6.5%, 7/1/29          75,668
  40,223    Federal National Mortgage Association, 6.5%, 7/1/34          41,041
  88,224    Federal National Mortgage Association, 6.5%, 8/1/31          90,263
 103,073    Federal National Mortgage Association, 6.5%, 9/1/31         105,455
 149,533    Federal National Mortgage Association, 7.0%, 1/1/32         154,162
  51,341    Federal National Mortgage Association, 7.0%, 10/25/07        51,677
  10,529    Federal National Mortgage Association, 7.0%, 12/1/30         10,857
  37,445    Federal National Mortgage Association, 7.0%, 12/1/30         38,612
 183,056    Federal National Mortgage Association, 7.0%, 12/1/31        188,723
  14,559    Federal National Mortgage Association, 7.0%, 3/1/12          14,960
  73,552    Federal National Mortgage Association, 7.0%, 4/1/31          75,844
  45,888    Federal National Mortgage Association, 7.0%, 7/1/22          47,379
 120,047    Federal National Mortgage Association, 7.0%, 8/1/31         123,763
  76,891    Federal National Mortgage Association, 7.0%, 9/1/31          79,271
   4,537    Federal National Mortgage Association, 7.5%, 4/1/30           4,743
  11,313    Federal National Mortgage Association, 7.5%, 8/1/20          11,860
   3,671    Federal National Mortgage Association, 8.0%, 1/1/31           3,916
   3,115    Federal National Mortgage Association, 8.0%, 10/1/30          3,324
  12,767    Federal National Mortgage Association, 8.0%, 2/1/29          13,589
   2,893    Federal National Mortgage Association, 8.0%, 2/1/30           3,085
   1,795    Federal National Mortgage Association, 8.0%, 2/1/30           1,914
  47,275    Federal National Mortgage Association, 8.0%, 3/1/31          50,418
   8,124    Federal National Mortgage Association, 8.0%, 4/1/20           8,670
   3,585    Federal National Mortgage Association, 8.0%, 4/1/30           3,824
   2,092    Federal National Mortgage Association, 8.0%, 5/1/31           2,232
   2,363    Federal National Mortgage Association, 8.0%, 7/1/30           2,521
  15,088    Federal National Mortgage Association, 10.3%, 4/25/19        15,922
   7,751    Federal National Mortgage Association, 10.3%, 4/25/19         8,982
2,273,084   Government National Mortgage Association II, 4.5%, 1/20   2,117,712
 906,934    Government National Mortgage Association II, 4.5%, 12/2     845,522
 204,177    Government National Mortgage Association II, 5.5%, 11/2     201,677
 338,799    Government National Mortgage Association II, 5.5%, 2/20     334,651
1,983,697   Government National Mortgage Association II, 5.5%, 3/20   1,959,409
7,082,199   Government National Mortgage Association II, 6.0%, 11/2   7,148,165
 235,248    Government National Mortgage Association II, 7.0%, 1/20     243,473
   2,244    Government National Mortgage Association, 10.0%, 1/15/0       2,467
   2,571    Government National Mortgage Association, 10.0%, 1/15/1       2,826
 193,413    Government National Mortgage Association, 4.5%, 1/15/35     182,005
1,467,290   Government National Mortgage Association, 4.5%, 10/15/3   1,382,399
1,373,033   Government National Mortgage Association, 4.5%, 10/15/3   1,293,595
2,080,314   Government National Mortgage Association, 4.5%, 10/15/3   1,957,611
 130,263    Government National Mortgage Association, 4.5%, 2/15/34     122,663
 206,573    Government National Mortgage Association, 4.5%, 3/15/35     194,388
 697,627    Government National Mortgage Association, 4.5%, 3/15/35     656,479
1,868,080   Government National Mortgage Association, 4.5%, 4/15/35   1,757,895
 324,183    Government National Mortgage Association, 4.5%, 4/15/35     305,062
 688,561    Government National Mortgage Association, 4.5%, 4/15/35     647,947
 238,542    Government National Mortgage Association, 4.5%, 5/15/34     224,624
  44,312    Government National Mortgage Association, 4.5%, 6/15/34      41,727
 499,293    Government National Mortgage Association, 4.5%, 7/15/33     470,406
 433,148    Government National Mortgage Association, 4.5%, 8/15/33     408,088
2,283,233   Government National Mortgage Association, 4.5%, 8/15/33   2,151,135
1,677,004   Government National Mortgage Association, 4.5%, 8/15/33   1,579,980
1,107,175   Government National Mortgage Association, 4.5%, 9/15/33   1,043,119
1,715,572   Government National Mortgage Association, 4.5%, 9/15/33   1,616,316
 390,372    Government National Mortgage Association, 4.5%, 9/15/35     367,346
1,997,714   Government National Mortgage Association, 4.5%, 9/15/35   1,879,883
1,696,061   Government National Mortgage Association, 5.0%, 4/15/34   1,644,676
1,861,967   Government National Mortgage Association, 5.0%, 4/15/35   1,804,227
 906,049    Government National Mortgage Association, 5.0%, 7/15/19     890,891
  19,057    Government National Mortgage Association, 5.0%, 7/15/19      18,738
1,588,900   Government National Mortgage Association, 5.5%, 1/15/35   1,573,956
 410,100    Government National Mortgage Association, 5.5%, 10/15/1     410,452
 217,115    Government National Mortgage Association, 5.5%, 10/15/3     215,134
1,038,082   Government National Mortgage Association, 5.5%, 10/15/3   1,028,611
 979,324    Government National Mortgage Association, 5.5%, 10/15/3     970,113
 965,368    Government National Mortgage Association, 5.5%, 10/15/3     956,289
1,942,120   Government National Mortgage Association, 5.5%, 10/15/3   1,923,853
 660,265    Government National Mortgage Association, 5.5%, 11/15/1     660,668
2,032,413   Government National Mortgage Association, 5.5%, 11/15/3   2,013,870
 199,124    Government National Mortgage Association, 5.5%, 12/15/1     199,245
  45,953    Government National Mortgage Association, 5.5%, 12/15/3      45,534
2,802,415   Government National Mortgage Association, 5.5%, 2/15/35   2,776,057
1,607,624   Government National Mortgage Association, 5.5%, 2/15/35   1,592,504
  16,381    Government National Mortgage Association, 5.5%, 4/15/19      16,387
1,752,328   Government National Mortgage Association, 5.5%, 4/20/34   1,730,873
1,762,562   Government National Mortgage Association, 5.5%, 5/15/35   1,745,984
2,527,436   Government National Mortgage Association, 5.5%, 6/15/35   2,503,665
2,817,112   Government National Mortgage Association, 5.5%, 7/15/34   2,791,410
9,342,198   Government National Mortgage Association, 5.5%, 7/15/35   9,254,330
9,662,533   Government National Mortgage Association, 5.5%, 7/15/35   9,571,653
2,029,526   Government National Mortgage Association, 5.5%, 8/15/19   2,030,316
2,225,097   Government National Mortgage Association, 5.5%, 8/15/19   2,225,963
 165,110    Government National Mortgage Association, 5.5%, 8/15/33     163,604
9,416,575   Government National Mortgage Association, 5.5%, 8/15/35   9,328,008
1,785,520   Government National Mortgage Association, 5.5%, 9/15/33   1,769,233
 398,882    Government National Mortgage Association, 6.0%, 1/15/33     403,842
 982,828    Government National Mortgage Association, 6.0%, 1/15/33     995,179
 308,375    Government National Mortgage Association, 6.0%, 10/15/3     312,258
 529,367    Government National Mortgage Association, 6.0%, 10/15/3     535,950
1,078,675   Government National Mortgage Association, 6.0%, 10/15/3   1,091,503
 147,956    Government National Mortgage Association, 6.0%, 11/15/3     149,818
1,299,035   Government National Mortgage Association, 6.0%, 11/15/3   1,314,484
 248,343    Government National Mortgage Association, 6.0%, 2/15/33     251,431
  18,139    Government National Mortgage Association, 6.0%, 3/15/32      18,367
 516,204    Government National Mortgage Association, 6.0%, 3/15/33     522,622
 413,042    Government National Mortgage Association, 6.0%, 3/15/33     418,178
 676,661    Government National Mortgage Association, 6.0%, 3/15/33     685,074
1,565,867   Government National Mortgage Association, 6.0%, 3/15/33   1,585,337
 853,451    Government National Mortgage Association, 6.0%, 3/15/33     864,170
1,082,418   Government National Mortgage Association, 6.0%, 3/15/33   1,095,995
   5,396    Government National Mortgage Association, 6.0%, 4/15/14       5,495
 508,004    Government National Mortgage Association, 6.0%, 4/15/33     514,321
 655,504    Government National Mortgage Association, 6.0%, 5/15/17     667,587
 966,051    Government National Mortgage Association, 6.0%, 5/15/33     978,064
 121,564    Government National Mortgage Association, 6.0%, 6/15/17     123,805
  96,333    Government National Mortgage Association, 6.0%, 6/15/33      97,530
 712,395    Government National Mortgage Association, 6.0%, 7/15/33     691,072
  17,007    Government National Mortgage Association, 6.0%, 8/15/13      17,307
  71,292    Government National Mortgage Association, 6.0%, 8/15/32      72,195
 980,052    Government National Mortgage Association, 6.0%, 9/15/19     997,845
 318,349    Government National Mortgage Association, 6.0%, 9/15/32     322,357
  37,426    Government National Mortgage Association, 6.0%, 9/15/32      37,897
 409,006    Government National Mortgage Association, 6.0%, 9/15/34     413,870
4,751,547   Government National Mortgage Association, 6.0%, 9/15/35   4,807,635
  83,145    Government National Mortgage Association, 6.5%, 1/15/29      86,335
 807,837    Government National Mortgage Association, 6.5%, 1/15/32     837,695
3,562,322   Government National Mortgage Association, 6.5%, 1/15/33   3,696,428
  36,439    Government National Mortgage Association, 6.5%, 1/15/33      37,788
 129,144    Government National Mortgage Association, 6.5%, 1/15/34     133,874
 217,190    Government National Mortgage Association, 6.5%, 1/15/34     225,145
  51,129    Government National Mortgage Association, 6.5%, 1/15/35      52,998
 224,008    Government National Mortgage Association, 6.5%, 10/15/3     232,313
 810,252    Government National Mortgage Association, 6.5%, 10/15/3     840,291
  50,142    Government National Mortgage Association, 6.5%, 10/15/3      52,001
 907,927    Government National Mortgage Association, 6.5%, 10/15/3     941,485
  11,817    Government National Mortgage Association, 6.5%, 10/15/3      12,252
  41,305    Government National Mortgage Association, 6.5%, 11/15/3      42,837
 536,268    Government National Mortgage Association, 6.5%, 11/15/3     556,339
  12,721    Government National Mortgage Association, 6.5%, 2/15/29      13,209
  57,775    Government National Mortgage Association, 6.5%, 2/15/29      59,991
 307,760    Government National Mortgage Association, 6.5%, 2/15/32     319,135
 429,205    Government National Mortgage Association, 6.5%, 2/15/34     444,923
 105,047    Government National Mortgage Association, 6.5%, 3/15/29     109,077
 363,383    Government National Mortgage Association, 6.5%, 3/15/29     377,325
  82,716    Government National Mortgage Association, 6.5%, 3/15/29      85,890
  90,436    Government National Mortgage Association, 6.5%, 3/15/31      93,789
 119,737    Government National Mortgage Association, 6.5%, 3/15/32     124,162
 853,775    Government National Mortgage Association, 6.5%, 3/15/35     884,985
 703,254    Government National Mortgage Association, 6.5%, 4/15/31     729,326
  32,790    Government National Mortgage Association, 6.5%, 4/15/32      34,002
 164,935    Government National Mortgage Association, 6.5%, 4/15/35     170,965
     725    Government National Mortgage Association, 6.5%, 5/15/26         751
 527,772    Government National Mortgage Association, 6.5%, 5/15/29     547,846
 182,494    Government National Mortgage Association, 6.5%, 5/15/31     189,324
 161,876    Government National Mortgage Association, 6.5%, 5/15/31     167,958
  78,692    Government National Mortgage Association, 6.5%, 5/15/32      81,601
  19,337    Government National Mortgage Association, 6.5%, 6/15/31      20,054
4,812,927   Government National Mortgage Association, 6.5%, 6/15/31   4,993,763
 154,040    Government National Mortgage Association, 6.5%, 6/15/32     159,733
 844,668    Government National Mortgage Association, 6.5%, 6/15/34     875,602
 142,207    Government National Mortgage Association, 6.5%, 6/15/35     147,406
1,837,114   Government National Mortgage Association, 6.5%, 7/15/32   1,905,017
 451,808    Government National Mortgage Association, 6.5%, 7/15/32     468,507
 577,781    Government National Mortgage Association, 6.5%, 7/15/35     598,902
2,404,080   Government National Mortgage Association, 6.5%, 7/15/35   2,491,962
  72,803    Government National Mortgage Association, 6.5%, 8/15/11      74,474
 250,269    Government National Mortgage Association, 6.5%, 8/15/32     259,519
  38,067    Government National Mortgage Association, 6.5%, 8/15/32      39,474
 257,352    Government National Mortgage Association, 6.5%, 9/15/32     266,864
  59,109    Government National Mortgage Association, 6.5%, 9/15/34      61,274
3,206,601   Government National Mortgage Association, 6.5%, 12/15/3   3,325,391
 263,235    Government National Mortgage Association, 6.5%, 8/15/31     272,995
 281,982    Government National Mortgage Association, 7.0%, 11/15/2     294,158
 119,498    Government National Mortgage Association, 7.0%, 11/15/2     124,657
  40,957    Government National Mortgage Association, 7.0%, 12/15/1      42,365
  15,981    Government National Mortgage Association, 7.0%, 12/15/3      16,671
  65,357    Government National Mortgage Association, 7.0%, 2/15/30      68,177
  10,374    Government National Mortgage Association, 7.0%, 4/15/28      10,818
  94,588    Government National Mortgage Association, 7.0%, 4/15/29      98,663
  29,086    Government National Mortgage Association, 7.0%, 4/15/31      30,335
 427,092    Government National Mortgage Association, 7.0%, 5/15/32     445,381
  87,573    Government National Mortgage Association, 7.0%, 6/15/31      91,334
 209,429    Government National Mortgage Association, 7.0%, 6/15/31     218,466
  10,742    Government National Mortgage Association, 7.0%, 8/15/28      11,202
1,018,112   Government National Mortgage Association, 7.0%, 8/15/31   1,061,834
 163,981    Government National Mortgage Association, 7.0%, 9/15/11     169,397
 189,211    Government National Mortgage Association, 7.5%, 12/15/3     198,464
  14,576    Government National Mortgage Association, 7.5%, 2/15/26      15,329
  18,629    Government National Mortgage Association, 7.5%, 2/15/31      19,540
  70,667    Government National Mortgage Association, 7.5%, 8/15/11      73,616
  68,006    Government National Mortgage Association, 7.5%, 8/15/29      71,379
   4,135    Government National Mortgage Association, 7.75%, 11/15/       4,394
  10,541    Government National Mortgage Association, 7.75%, 2/15/3      11,193
  42,240    Government National Mortgage Association, 8.0%, 5/15/10      44,111
   4,129    Government National Mortgage Association, 9.5%, 5/15/20       4,548
 555,910    Government National Mortgage Association, I, 6.0%, 2/15     563,199
  55,931    Government National Mortgage Association, I, 7.0%, 12/1      58,345
  41,664    Government National Mortgage Association, I, 7.0%, 3/15      43,453
  19,189    Government National Mortgage Association, I, 7.5%, 10/1      20,140
 979,542    Government National Mortgage Association, II, 5.5%, 10/     976,867
  12,695    Government National Mortgage Association, II, 6.5%, 2/2      13,047
   6,364    Government National Mortgage Association, II, 6.5%, 3/2       6,540
 184,173    Government National Mortgage Association, II, 6.5%, 4/2     189,284
 418,693    Government National Mortgage Association, II, 7.0%, 11/     433,204
  15,383    Government National Mortgage Association, II, 7.0%, 12/      15,922
 135,000    U.S. Treasury Bonds, 3.125%, 10/15/08                       129,568
4,600,000   U.S. Treasury Bonds, 4.0%, 2/15/14                        4,337,299
  35,000    U.S Treasury Bonds, 4.25%, 8/15/13                           33,663
43,200,000  U.S. Treasury Bonds, 4.25%, 11/15/13                     41,492,261
43,900,000  U.S. Treasury Bonds, 6.25%, 8/15/23                      49,788,790
 135,000    U.S. Treasury Bonds, 7.125%, 2/15/23                        166,029
1,000,000   U.S. Treasury Bonds, 8.0%, 11/15/21                       1,313,594
27,071,014  U.S. Treasury Inflation Notes, 1.875%, 7/15/15           26,034,709
12,459,606  U.S. Treasury Inflation Notes, 3.0%, 7/15/12             12,983,782
2,009,700   U.S. Treasury Inflation Protected Security, 3.375%, 1/1   2,130,752
4,715,791   U.S. Treasury Inflation Protected Security, 3.5%, 1/15/   4,984,921
2,000,000   U.S. Treasury Note 3.625%, 1/15/10                        1,917,344
28,000,000  U.S. Treasury Notes, 3.625%, 6/15/10                     26,731,264
2,925,000   U.S. Treasury Notes, 4.0%, 2/15/15                        2,741,158
1,470,000   U.S. Treasury Notes, 4.25%, 11/15/14                      1,404,998
1,450,000   U.S. Treasury Notes, 4.875%, 2/15/12                      1,452,265
6,220,000   U.S. Treasury Notes, 5.5%, 8/15/28                        6,589,798
 105,000    U.S. Treasury Notes, 6.0%, 8/15/09                          108,794
 135,000    U.S. Treasury Notes, 7.0%, 7/15/06                          135,817
12,800,000  U.S. Treasury Notes, 7.5%, 11/15/16                      15,466,995
4,550,000   U.S. Treasury Strip, 0.0%, 2/15/11                        3,612,090
11,000,000  U.S. Treasury Strip, 0.0%, 11/15/13                       7,585,237
                                                                  $ 572,880,800
            Total U.S. Government and Agency Obligations          $ 572,880,800
            (Cost   $579,622,753)                                 $ 572,880,800
            MUNICIPAL BONDS - 0.1 %
 530,000    Tobacco Settlement Authority Iowa, 6.79%, 6/1/10      $     545,778
            Total Municipal Bonds
            (Cost   $530,000)                                     $     545,778
Principal
 Amount
USD ($)                                                               Value
            TEMPORARY CASH INVESTMENTS - 4.4 %
            Repurchase Agreement - 4.4 %
38,000,000  UBS Warburg, Inc., 4.45%, dated 3/31/06, repurchase pr$  38,000,000
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost   $38,000,000)                                  $  38,000,000

            TOTAL INVESTMENT IN SECURITIES - 100.8%
            (Cost   $868,299,883) (a)                             $ 861,952,453

            OTHER ASSETS AND LIABILITIES - (0.8)%                 $ (7,232,739)

            TOTAL NET ASSTES - 100.0%                             $ 854,719,714


   144A     Security is exempt from registration under Rule 144A of the Securit

    (a)     At March 31, 2006, the net unrealized gain on investments based on

            Aggregate gross unrealized gain for all investments in$    670,995

            Aggregate gross unrealized loss for all investments in  (7,018,425)
            Net unrealized gain                                   $ (6,347,430)




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 26, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 26, 2006

* Print the name and title of each signing officer under his or her signature.